Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (11.9%)
McDonald's Corp.	6,951,332	1,373,375
NIKE Inc. Class B	10,900,069	957,353
TJX Cos. Inc.	16,468,814	903,808
Home Depot Inc.	2,683,908	546,712
VF Corp.	5,080,066	479,609
		4,260,857
Consumer Staples (16.7%)
Coca-Cola Co.	26,275,037	1,289,054
PepsiCo Inc.	9,389,497	1,202,325
Colgate-Palmolive Co.	14,036,474	1,021,715
Costco Wholesale Corp.	3,772,012	926,142
Diageo plc	21,437,846	903,772
Procter & Gamble Co.	5,968,832	635,561
		5,978,569
Energy (1.4%)
Exxon Mobil Corp.	6,384,164	512,521

Financials (11.6%)
Chubb Ltd.	6,328,775	918,938
American Express Co.	7,740,527	907,422
Marsh & McLennan Cos. Inc.	9,250,606	872,240
PNC Financial Services Group Inc.	5,886,710	806,067
BlackRock Inc.	1,343,607	651,972
		4,156,639
Health Care (15.9%)
Danaher Corp.	8,121,616	1,075,627
Johnson & Johnson	7,383,863	1,042,601
Medtronic plc	10,936,473	971,268
Baxter International Inc.	11,461,407	874,505
UnitedHealth Group Inc.	3,528,530	822,395
Merck & Co. Inc.	6,375,602	501,824
Amgen Inc.	2,391,687	428,877
		5,717,097
Industrials (19.4%)
Union Pacific Corp.	5,592,913	990,169
General Dynamics Corp.	5,067,390	905,644
Lockheed Martin Corp.	2,502,975	834,317
^ Canadian National Railway Co. (Toronto Shares)	8,731,044	810,996
Honeywell International Inc.	4,389,561	762,159
Northrop Grumman Corp.	2,423,209	702,512
United Technologies Corp.	4,709,268	671,589
United Parcel Service Inc. Class B	6,199,846	658,548
3M Co.	3,322,411	629,630
		6,965,564
Information Technology (9.9%)
Microsoft Corp.	9,813,252	1,281,611
Visa Inc. Class A	5,772,587	949,187

Accenture plc Class A			4,675,201	854,019
Automatic Data Processing Inc.			2,765,238	454,577
				3,539,394
Materials (5.1%)
Ecolab Inc.			5,943,047	1,093,996
Linde plc			4,033,603	727,097
				1,821,093
Real Estate (5.9%)
American Tower Corp.			6,501,463	1,269,736
Public Storage			3,880,392	858,265
				2,128,001
Total Common Stocks (Cost $21,109,350)				35,079,735
	Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund	2.545%		124,871	12,488

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.2%)
Natixis SA
(Dated 4/30/19, Repurchase Value
$361,928,000, collateralized by U.S.
Treasury Bill, 0.000%, 8/15/19-
4/23/20 and U.S Treasury
Note/Bond, 0.125%-8.500%,
1/15/20-11/15/48, with a value of
$369,138,000)	2.750%	5/1/19	361,900	361,900
RBS Securities, Inc.
(Dated 4/30/19, Repurchase Value
$273,621,000, collateralized by U.S.
Treasury Note/Bond 0.125%-
3.875%, 7/15/21-2/15/48, with a
value of $279,072,000)	2.720%	5/1/19	273,600	273,600
Societe Generale
(Dated 4/30/19, Repurchase Value
$138,211,000, collateralized by U.S.
Treasury Bill, 0.000%, 5/23/19 and
U.S Treasury Notes/Bond 1.250%-
8.500%, 8/15/19-11/15/44, with a
value of $140,964,000)	2.750%	5/1/19	138,200	138,200
				773,700
Total Temporary Cash Investments (Cost $786,188)				786,188
Total Investments (100.0%) (Cost $21,895,538)				35,865,923
Other Assets and Liabilities-Net (0.0%)[2]				(11,622)
Net Assets (100%)				35,854,301

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,694,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $12,464,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Dividend Growth Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

Dividend Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	34,175,963	903,772	—
Temporary Cash Investments	12,488	773,700	—
Total	34,188,451	1,677,472	—